INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 5 -	INTANGIBLE ASSETS

Costs to acquire intangible assets, such as asset purchases of Abbreviated New Drug Applications (“ANDAs”) which are approved by the FDA or costs incurred in the application of patents are capitalized and amortized on the straight-line method, based on their estimated useful lives ranging from five to fifteen years, commencing upon approval of the patent or site transfers required for commercialization of an acquired ANDA.  Such costs are charged to expense if the patent application or ANDA site transfer is unsuccessful.

As of the Current Balance Sheet Date, the following costs were recorded as intangible assets on the Company’s balance sheet:
	Patent		Total
	Application	ANDA	Intangible
	Costs	Acquisitions	Assets
Intangible Assets as of March 31, 2013	$244,424	$450,000	$694,424

Costs Capitalized During Current Fiscal Year
Three months ended June 30, 2013	18,498	—	18,498
Three months ended September 30, 2013	3,765	5,597,317	5,601,082
Three months ended December 31, 2013	617	—	617
Total Costs Capitalized-nine months ended December 31, 2013	22,880	5,597,317	5,620,197

Amortization of Intangible Assets During Current Fiscal Year
Three months ended June 30, 2013	—	—	—
Three months ended September 30, 2013	—	—	—
Three months ended December 31, 2013	—	—	—
Total Amortization – nine months ended December 31, 2013	—	—	—

Intangible Assets as of December 31, 2013	$267,304	$6,047,317	$6,314,621

The costs incurred in patent applications for the Current YTD and Current Quarter, were related to our abuse resistant opioid product lines. Additional costs incurred in relation to such patent applications will be capitalized as intangible assets, with amortization of such costs to commence upon approval of the patents.

NOTE 5 -	INTANGIBLE ASSETS

Costs to acquire intangible assets, such as asset purchases of Abbreviated New Drug Applications (“ANDA’s”) which are approved by the FDA or costs incurred in the application of patents are capitalized and amortized on the straight-line method, based on their estimated useful lives ranging from five to fifteen years, commencing upon approval of the patent or site transfers required for commercialization of an acquired ANDA. Such costs are charged to expense if the patent application or ANDA site transfer is unsuccessful.

As of March 31, 2013 and 2012, the following costs were recorded as intangible assets on the Company’s balance sheet:

	2013	2012
Intangible assets at beginning of fiscal year
Patent application costs	192,848	147,556
ANDA acquisitions	450,000	450,000
Less: Accumulated Amortization	—	—
Net Intangible Assets at beginning of fiscal year	642,848	597,556

Intangible asset costs capitalized during the fiscal year
Patent application costs	51,578	45,292
ANDA acquisition costs		—
Total cost of intangible assets capitalized	51,578	45,291

Amortization of intangible assets during fiscal year
Patent application costs	—	—
ANDA acquisition costs	—	—
Total amortization of intangible assets	—	—

Impairment of intangible assets during the fiscal year
Patent application costs	—	—
ANDA acquisition costs	—	—
Accumulated amortization of impaired assets	—	—
Net impairment of intangible assets	—	—

Intangible assets at end of fiscal year
Patent application costs	244,424	192,848
Trademarks		—
ANDA acquisition costs	450,000	450,000
Less: Accumulated Amortization		—
Net Intangible Assets	$694,424	$642,848

The costs incurred in patent applications totaling $51,578 and $45,292 for Fiscal 2013 and Fiscal 2012, respectively, were all related to our abuse resistant and extended release opioid product lines. The Company is continuing its efforts to achieve approval of such patents. Additional costs incurred in relation to such patent applications will be capitalized as intangible assets, with amortization of such costs to commence upon approval of the patents.

On May 22, 2012, the United States Patent and Trademark Office (“USPTO”) issued U.S. Patent No. 8,182,836, entitled “Abuse-Resistant Oral Dosage Forms and Method of Use Thereof. A Current Report on Form 8-K was filed with the SEC on May 22, 2012, with such filing being herein incorporated by reference.

On April 23, 2013, the USPTO issued Patent No. 8,425,933 entitled “Abuse-Resistant Oral Dosage Forms and Method of Use Thereof”. A Current Report on Form 8-K was filed with the SEC on April 23, 2013, with such filing being herein incorporated by reference.

The ANDA acquisition costs of $450,000 recorded as of the beginning of Fiscal 2012 and included as a part of intangible assets as of March 31, 2013 and March 31, 2012, are related to our acquisition of the ANDA for Phentermine 37.5mg tablets.